CONDENSED BALANCE SHEETS - USD ($)		Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019		Oct. 30, 2019
Current assets
Current asset - cash		$ 2,955,367		$ 34,000
Prepaid expenses		398,322		0
Total Current Assets		3,353,689		34,000
Deferred offering costs		0		284,930
Deferred tax asset		1,337		0
Marketable securities held in Trust Account		1,104,209,313		0
TOTAL ASSETS		1,107,564,339		318,930
Current liabilities
Accrued expenses		1,512,006		1,450
Accrued offering costs		0		168,930
Income taxes payable		452,305		0
Promissory note - related party		0		125,000
Total Current Liabilities		1,964,311		295,380
Deferred tax liability		0		0
Deferred underwriting fee payable		38,500,000		0
Total Liabilities		40,464,311		295,380
Commitments
Common stock subject to possible redemption, 000 and no shares at redemption value at September 30, 2020 and December 31, 2019, respectively		1,062,100,027		0
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding		0		0
Additional paid-in capital		3,301,789		22,250
Accumulated deficit		1,695,048		(1,450)
Total Stockholders' Equity		5,000,001	$ 5,000,007	23,550		$ 0
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		1,107,564,339		318,930
Class A Common Stock
Stockholders' Equity
Common stock value		414		0
Total Stockholders' Equity		414	401	0
Class B Common Stock
Stockholders' Equity
Common stock value	[1]	2,750		2,750	[2]
Total Stockholders' Equity		$ 2,750	$ 2,750	$ 2,750

[1]	Included an aggregate of 2,500,000 shares that were subject to forfeiture to the extent that the underwriters’ over-allotment was not exercised in full at December 31, 2019 (see Note 5).
[2]	Excludes an aggregate of 2,500,000 shares that are subject to forfeiture to the extent that the underwriters’ over-allotment is not exercised in full (see Notes 7 and 8).